Related Party Transactions - Schedule of Fair Value, as Calculated on the Grant Date, to Each Related Party (Details) - USD ($)		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Related expense		$ 49,795		$ (1,819)		$ 23,861		$ 357,349
Grant date fair value		1,049,898				1,118,296
Braeden Lichti, Non-executive Chairman [Member]
Related Party Transaction [Line Items]
Related expense		11		1,894		2,069		6,563
Grant date fair value		50,995				50,995
Graydon Bensler, CEO, CFO and Director [Member]
Related Party Transaction [Line Items]
Related expense		11		1,897		2,069		6,563
Grant date fair value		50,995				50,995
Jordan Plews, Former Director and former CEO of Skincare and BioSciences [Member]
Related Party Transaction [Line Items]
Related expense		11	[1]	1,897	[1]	2,069		6,563
Grant date fair value		50,995	[1]			50,995
Tim Sayed, Former Chief Medical Officer and Former Director [Member]
Related Party Transaction [Line Items]
Related expense	[2]			(4,291)
Grant date fair value	[2]	50,995
Jeffrey Parry, Director [Member]
Related Party Transaction [Line Items]
Related expense		8,737		(36,918)		22,923		29,855
Grant date fair value		107,669				107,669
Crystal Muilenburg, Former Director [Member]
Related Party Transaction [Line Items]
Related expense			[2]	18,564	[2]	(41,668)	[3]	82,252	[3]
Grant date fair value		210,245	[2]			210,245	[3]
Julie Daley, Director [Member]
Related Party Transaction [Line Items]
Related expense		27,060		(30,449)		82,070		98,613
Grant date fair value		210,245				210,245
George Kovalyov, Director [Member]
Related Party Transaction [Line Items]
Related expense		13,965		(41,668)		25,987
Grant date fair value		52,845				121,243
Brenda Buechler, Former Chief Marketing Officer [Member]
Related Party Transaction [Line Items]
Related expense			[2]	18,144	[2]	(36,918)	[3]	62,705	[3]
Grant date fair value		143,671	[2]			143,671	[3]
Christoph Kraneiss, Former Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Related expense			[2]	$ 69,111	[2]	(30,449)	[3]	$ 57,672	[3]
Grant date fair value		$ 121,243	[2]			$ 121,243	[3]

[1]	41 options of Jordan Plews were cancelled during the nine months ended September 30, 2025
[2]	108 options of related parties were forfeited and or cancelled during the year ended December 31, 2024
[3]	379 options of related parties were forfeited in during the year ended December 31, 2024.